Dividends (Tables)	12 Months Ended
Sep. 30, 2019
Other Liabilities Disclosure [Abstract]
Summary of Dividends Declared by Board of directors

The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2019, 2018 and 2017:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date

August 7, 2019	$0.285	September 30, 2019	$38,413	October 25, 2019
May 14, 2019	$0.285	June 28, 2019	$38,730	July 19, 2019
February 5, 2019	$0.285	March 29, 2019	$39,084	April 19, 2019
November 8, 2018	$0.250	December 31, 2018	$34,755	January 18, 2019

July 31, 2018	$0.250	September 28, 2018	$35,046	October 19, 2018
May 10, 2018	$0.250	June 29, 2018	$35,363	July 20, 2018
January 30, 2018	$0.250	March 30, 2018	$35,637	April 20, 2018
November 8, 2017	$0.220	December 29, 2017	$31,556	January 19, 2018

August 2, 2017	$0.220	September 29, 2017	$31,736	October 23, 2017
May 9, 2017	$0.220	June 30, 2017	$31,981	July 14, 2017
February 1, 2017	$0.220	March 31, 2017	$32,223	April 14, 2017
November 8, 2016	$0.195	December 30, 2016	$28,606	January 13, 2017